WBI BullBear Rising Income 3000 ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 10.2%
Capital Goods - 1.0%
1,400	Northrop Grumman Corp.	$423,570
Diversified Financials - 1.0%
1,840	S&P Global, Inc.	450,892
Health Care Equipment & Services - 1.1%
1,527	Humana, Inc.	479,509
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
2,268	Amgen, Inc.	459,791
1,476	Biogen, Inc. *	466,977
		926,768
Retailing - 1.0%
14,888	eBay, Inc.	447,533
Semiconductors & Semiconductor Equipment - 2.0%
1,714	NVIDIA Corp.	451,810
6,555	QUALCOMM, Inc.	443,446
		895,256
Software & Services - 2.0%
1,399	Adobe Systems, Inc. *	445,218
9,521	Oracle Corp.	460,150
		905,368
TOTAL COMMON STOCKS (Cost $4,467,439)		4,528,896

EXCHANGE TRADED FUNDS - 2.2%
13,737	Vanguard Intermediate-Term Treasury ETF	969,145
TOTAL EXCHANGE TRADED FUNDS (Cost $932,467)		969,145

Shares/Amount	Security Description	Value
SHORT TERM INVESTMENTS - 87.6%
38,936,610	U.S. Bank Money Market Deposit Account, 0.25%	38,936,610
TOTAL SHORT TERM INVESTMENTS (Cost $38,936,610)		38,936,610

TOTAL INVESTMENTS - 100.0% (Cost $44,336,516)		44,434,651
Other Assets in Excess of Liabilities - 0.0%		3,509
NET ASSETS - 100.0%		$44,438,160

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.